Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET [Abstract]
Finite-lived intangible assets by major class
	As of December 31, 2018
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,213	$(3,213)	$—
Computer software	2,105	(898)	1,207
Domain names and trademarks	1,366	(1,330)	36
Developed technologies	583	(583)	—
Others	145	(39)	106
Total	$7,412	$(6,063)	$1,349

	As of December 31, 2019
Items	Cost	Accumulated Amortization	Net Value
Copyright	$3,161	$(3,161)	$—
Computer software	2,958	(1,563)	1,395
Domain names and trademarks	1,344	(1,314)	30
Developed technologies	573	(573)	—
Others	143	(54)	89
Total	$8,179	$(6,665)	$1,514

Expected amortization expense
Intangible Assets Amortization Expense
2020	$701
2021	701
2022	84
2023	8
2024	8
Thereafter	12
Total expected amortization expense	$1,514